Retirement and Post-Retirement Benefit Plans (Tables)	12 Months Ended
Oct. 31, 2015
Retirement and Post-Retirement Benefit Plans
Schedule of net pension and post-retirement benefit (credit) costs recognized in the Consolidated Statements of Earnings

	For the fiscal years ended October 31
	2015	2014	2013	2015	2014	2013	2015	2014	2013
	U.S. Defined Benefit Plans			Non-U.S. Defined Benefit Plans			Post-Retirement Benefit Plans
	In millions
Service cost	$1	$1	$1	$208	$234	$239	$5	$5	$6
Interest cost	556	554	545	289	454	404	28	32	31
Expected return on plan assets	(849)	(811)	(845)	(601)	(776)	(677)	(39)	(34)	(34)
Amortization and deferrals:
Actuarial loss (gain)	52	13	75	213	236	254	(11)	(10)	2
Prior service benefit	—	—	—	(15)	(21)	(24)	(19)	(41)	(67)

Net periodic benefit (credit) cost	(240)	(243)	(224)	94	127	196	(36)	(48)	(62)

Curtailment gain	—	—	—	—	(6)	(13)	—	—	(7)
Settlement (gain) loss	(79)	1	12	—	4	—	—	—	—
Special termination benefits	—	—	—	7	11	12	1	32	(5)

Total benefit (credit) cost	$(319)	$(242)	$(212)	$101	$136	$195	$(35)	$(16)	$(74)

Less: Plan expense (credit) allocated to Hewlett Packard Enterprise(1)	—	—	—	25	(6)	(114)	28	18	66

Total benefit (credit) cost from continuing operations	$(319)	$(242)	$(212)	$126	$130	$81	$(7)	$2	$(8)

Summary of total benefit (credit) cost:
Continuing operations	$(319)	$(242)	$(212)	$126	$130	$81	$(7)	$2	$(8)
Discontinued operations	236	17	17	105	125	285	(28)	(18)	(66)

Total benefit (credit) cost	$(83)	$(225)	$(195)	$231	$255	$366	$(35)	$(16)	$(74)

(1)	Plan expense (credit) allocation relates to the employees of HP covered under Hewlett Packard Enterprise plans or employees of Hewlett Packard Enterprise covered under HP plans.

Schedule of weighted average assumptions used to calculate the total periodic benefit (credit) cost for all defined benefit and post-retirement benefit plans

	For the fiscal years ended October 31
	2015	2014	2013	2015	2014	2013	2015	2014	2013
	U.S. Defined Benefit Plans			Non-U.S. Defined Benefit Plans			Post-Retirement Benefit Plans
Discount rate	4.4%	4.9%	4.1%	3.0%	3.9%	3.8%	3.6%	3.9%	3.0%
Expected increase in compensation levels	2.0%	2.0%	2.0%	2.4%	2.4%	2.4%	—	—	—
Expected long-term return on plan assets	7.2%	7.7%	7.8%	6.9%	7.0%	7.2%	9.0%	8.9%	9.0%

Schedule of funded status of the defined benefit and post-retirement benefit plans

	As of October 31
	2015	2014	2015	2014	2015	2014
	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Post-Retirement Benefit Plans
	In millions
Change in fair value of plan assets:
Fair value of assets beginning of year	$11,979	$10,866	$12,472	$11,307	$458	$396
Acquisition/addition of plans	(1)	—	9	8	—	—
Actual return on plan assets	506	1,648	547	1,482	45	83
Employer contributions	8	7	487	270	38	92
Participant contributions	—	—	48	61	57	54
Benefits paid	(301)	(538)	(297)	(398)	(124)	(167)
Settlement	(1,114)	(4)	(9)	(20)	—	—
Currency impact	—	—	(737)	(718)	—	—
Transfers from Hewlett Packard Enterprise (1)	—	—	—	480	—	—
Transfers to Hewlett Packard Enterprise (2)	—	—	(11,667)	—	(40)	—

Fair value of assets —end of year	$11,077	$11,979	$853	$12,472	$434	$458

Change in benefits obligation
Projected benefit obligation—beginning of year	$13,386	$11,538	$13,885	$12,095	$840	$867
Acquisition/addition of plans	(1)	—	4	8	—	—
Service cost	1	1	208	234	5	5
Interest cost	556	554	289	454	28	32
Participant contributions	—	—	48	61	57	54
Actuarial loss (gain)	(170)	1,835	48	1,758	(49)	22
Benefits paid	(301)	(538)	(297)	(398)	(126)	(167)
Plan amendments	—	—	(7)	—	—	—
Curtailment	—	—	—	(36)	—	—
Settlement	(1,114)	(4)	(9)	(20)	—	—
Special termination benefits	—	—	7	11	1	32
Currency impact	—	—	(825)	(783)	(9)	(5)
Transfers from Hewlett Packard Enterprise (1)	365	—	—	501	—	—
Transfers to Hewlett Packard Enterprise (2)	(13)	—	(12,269)	—	(150)	—

Projected benefit obligation—end of year	$12,709	$13,386	$1,082	$13,885	$597	$840

Funded status at end of year	$(1,632)	$(1,407)	$(229)	$(1,413)	$(163)	$(382)

Accumulated Benefit Obligation	$12,708	$13,385	$989	$13,371	—	—

(1)

In fiscal 2014, Hewlett Packard Enterprise’s plan in the Netherlands was merged into HP’s plan. In October 2015, Hewlett Packard Enterprise transferred to HP three unfunded non-qualified U.S. defined benefit plans.

(2)	In fiscal 2015, in connection with the Separation, HP transferred plan assets and liabilities from HP’s plans to established Hewlett Packard Enterprise plans.

Schedule of weighted-average assumptions used to calculate the projected benefit obligations

	For the fiscal years ended October 31
	2015	2014	2015	2014	2015	2014
	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Post-Retirement Benefit Plans
Discount rate	4.4%	4.4%	2.3%	3.2%	3.6%	3.6%
Expected increase in compensation levels	2.0%	2.0%	2.5%	2.5%	—	—

Schedule of net amounts of noncurrent assets and current and noncurrent liabilities for the entity's defined benefit and post-retirement benefit plans recognized in the entity's Consolidated Balance Sheet

	As of October 31
	2015	2014	2015	2014	2015	2014
	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Post-Retirement Benefit Plans
			In millions
Noncurrent assets	$—	$—	$37	$379	$—	$—
Current liabilities	(35)	(15)	(4)	(20)	(43)	(47)
Noncurrent liabilities	(1,597)	(1,392)	(262)	(1,772)	(120)	(335)

Funded status at end of year	$(1,632)	$(1,407)	$(229)	$(1,413)	$(163)	(382)

Summary of pretax net actuarial loss (gain) and prior service benefit recognized in Accumulated other comprehensive loss for defined benefit and post-retirement benefit plans

	As of October 31, 2015
	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	Post-Retirement Benefit Plans
		In millions
Net actuarial loss (gain)	$1,379	$5,161	$(173)
Prior service benefit	—	(242)	(99)

Total recognized in Accumulated other comprehensive loss	$1,379	$4,919	$(272)

Summary of actuarial loss (gain) and prior service benefit that are expected to be amortized from accumulated other comprehensive loss (income) and recognized as components of net periodic benefit cost (credit) from continuing operations

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	Post-Retirement Benefit Plans
		In millions
Net actuarial loss (gain)	$55	$25	$(12)
Prior service benefit	—	(3)	(17)

Total expected to be recognized in net periodic benefit cost (credit)	$55	$22	$(29)

Schedule of defined benefit plans with projected benefit obligations exceeding the fair value of plan assets

	As of October 31
	2015	2014	2015	2014
	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans
	In millions
Aggregate fair value of plan assets	$11,077	$11,979	$418	$8,058
Aggregate projected benefit obligation	$12,709	$13,386	$684	$9,852

Schedule of defined benefit plans with accumulated benefit obligations exceeding the fair value of plan assets

	As of October 31
	2015	2014	2015	2014
	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans
	In millions
Aggregate fair value of plan assets	$11,077	$11,979	$409	$7,935
Aggregate accumulated benefit obligation	$12,708	$13,385	$609	$9,364

Schedule of fair value of plan assets by asset category within the fair value hierarchy

	As of October 31, 2015
	U.S. Defined Benefit Plans				Non-U.S. Defined Benefit Plans				Post-Retirement Benefit Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	In millions
Asset Category:
Equity securities
U.S.	$1,833	$47	$—	$1,880	$124	$11	$—	$135	$—	$1	$—	$1
Non-U.S.	1,322	13	—	1,335	135	86	15	236	—	—	—	—
Debt securities
Corporate	—	3,238	31	3,269	—	282	—	282	—	28	—	28
Government(1)	—	1,756	—	1,756	—	85	—	85	—	39	—	39
Alternative Investments
Private Equity(2)	—	—	1,170	1,170	—	—	2	2	—	—	253	253
Hybrids(3)	—	—	—	—	—	7	2	9	—	—	—	—
Hedge Funds(4)	—	388	260	648	3	6	4	13	—	—	—	—
Real Estate Funds	—	—	—	—	17	16	—	33	—	—	—	—
Insurance Group Annuity Contracts	—	—	—	—	—	(2)	4	2	—	—	—	—
Common Collective Trusts and 103-12 Investment Entities(5)	—	756	—	756	—	7	—	7	—	59	—	59
Registered Investment Companies(6)	38	176	—	214	—	1	—	1	52	3	—	55
Cash and Cash Equivalents(7)	38	203	—	241	33	—	—	33	4	3	—	7
Other(8)	(224)	32	—	(192)	7	1	7	15	(8)	—	—	(8)

Total	$3,007	$6,609	$1,461	$11,077	$319	$500	$34	$853	$48	$133	$253	$434

(1)	Includes debt issued by national, state and local governments and agencies.

(2)	Includes limited partnerships such as equity, buyout, venture capital, real estate and other similar funds that invest in the U.S. and internationally where foreign currencies are hedged.

(3)

Includes a fund that invests in both private and public equities primarily in the U.S. and the United Kingdom, as well as emerging markets across all sectors. The fund also holds fixed income and derivative instruments to hedge interest rate and inflation risk. In addition, the fund includes units in transferable securities, collective investment schemes, money market funds, cash and deposits.

(4)

Includes limited partnerships that invest both long and short primarily in common stocks and credit, relative value, event driven equity, distressed debt and macro strategies. Management of the hedge funds has the ability to shift investments from value to growth strategies, from small to large capitalization stocks and bonds, and from a net long position to a net short position.

(5)

Department of Labor 103-12 IE (Investment Entity) designation is for plan assets held by two or more unrelated employee benefit plans which includes limited partnerships and venture capital partnerships.

(6)	Includes publicly and privately traded Registered Investment Entities.

(7)	Includes cash and cash equivalents such as short-term marketable securities.

(8)

Includes primarily unsettled transactions, international insured contracts, and derivative instruments. Such unsettled transactions relate primarily to fixed income securities settled in the first quarter of fiscal 2016.

	As of October 31, 2014
	U.S. Defined Benefit Plans				Non-U.S. Defined Benefit Plans				Post-Retirement Benefit Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	In millions
Asset Category:
Equity securities
U.S.	$1,787	$—	$—	$1,787	$1,986	$30	$—	$2,016	$—	$—	$—	$—
Non-U.S.	1,268	—	—	1,268	2,788	742	80	3,610	—	—	—	—
Debt securities
Corporate	—	3,283	7	3,290	—	2,349	—	2,349	—	20	—	20
Government(1)	—	2,204	—	2,204	—	1,615	—	1,615	—	22	—	22
Alternative Investments
Private Equity(2)	—	—	1,284	1,284	—	2	23	25	—	—	271	271
Hybrids(3)	—	—	3	3	114	1,088	43	1,245	—	—	1	1
Hedge Funds(4)	—	346	263	609	—	26	285	311	—	—	—	—
Real Estate Funds	—	—	—	—	220	277	207	704	—	—	—	—
Insurance Group Annuity Contracts	—	—	—	—	—	44	74	118	—	—	—	—
Common Collective Trusts and 103-12 Investment Entities(5)	—	854	—	854	—	—	—	—	—	55	—	55
Registered Investment Companies(6)	68	314	—	382	—	—	—	—	86	1	—	87
Cash and Cash Equivalents(7)	161	66	—	227	348	1	—	349	—	6	—	6
Other(8)	(24)	95	—	71	28	100	2	130	(4)	—	—	(4)

Total	$3,260	$7,162	$1,557	$11,979	$5,484	$6,274	$714	$12,472	$82	$104	$272	$458

(1)	Includes debt issued by national, state and local governments and agencies.

(2)	Includes limited partnerships such as equity, buyout, venture capital, real estate and other similar funds that invest in the U.S. and internationally where foreign currencies are hedged.

(3)

Includes a fund that invests in both private and public equities primarily in the U.S. and the United Kingdom, as well as emerging markets across all sectors. The fund also holds fixed income and derivative instruments to hedge interest rate and inflation risk. In addition, the fund includes units in transferable securities, collective investment schemes, money market funds, cash and deposits.

(4)

Includes limited partnerships that invest both long and short primarily in common stocks and credit, relative value, event driven equity, distressed debt and macro strategies. Management of the hedge funds has the ability to shift investments from value to growth strategies, from small to large capitalization stocks and bonds, and from a net long position to a net short position.

(5)

Department of Labor 103-12 IE (Investment Entity) designation is for plan assets held by two or more unrelated employee benefit plans which includes limited partnerships and venture capital partnerships.

(6)	Includes publicly and privately traded Registered Investment Entities.

(7)	Includes cash and cash equivalents such as short-term marketable securities.

(8)	Includes international insured contracts, derivative instruments and unsettled transactions.

Schedule of changes in fair value measurements of Level 3 investments

	For the fiscal year ended October 31, 2015
	U.S. Defined Benefit Plans					Non-U.S. Defined Benefit Plans								Post-Retirement Benefit Plans
	Debt Securities	Alternative Investments				Equity	Alternative Investments							Alternative Investments
	Corporate Debt	Private Equity	Hybrids	Hedge Funds	Total	Non U.S. Equities	Private Equity	Hybrids	Hedge Funds	Real Estate	Insurance Group Annuities	Other	Total	Private Equity	Hybrids	Total
	In millions
Beginning balance at October 31, 2014	$7	$1,284	$3	$263	$1,557	$80	$23	$43	$285	$207	$74	$2	$714	$271	$1	$272
Actual return on plan assets:
Relating to assets still held at the reporting date	—	(25)	—	(3)	(28)	(5)	—	(3)	(7)	(10)	(10)	2	(33)	(2)	—	(2)
Relating to assets sold during the period	—	145	(1)	—	144	—	2	(22)	—	—	—	—	(20)	46	—	46
Purchases, sales, and settlements (net)	24	(234)	(2)	—	(212)	—	3	—	12	(1)	(2)	—	12	(62)	(1)	(63)
Transfers in and/or out of Level 3	—	—	—	—	—	21	(7)	9	(84)	(173)	—	37	(197)	—	—	—
Transfers from (to) Hewlett Packard Enterprise	—	—	—	—	—	(81)	(19)	(25)	(202)	(23)	(58)	(34)	(442)	—	—	—

Ending balance at October 31, 2015	$31	$1,170	$—	$260	$1,461	$15	$2	$2	$4	$—	$4	$7	$34	$253	$—	$253

	For the fiscal year ended October 31, 2014
	U.S. Defined Benefit Plans					Non-U.S. Defined Benefit Plans							Post-Retirement Benefit Plans
	Debt Securities	Alternative Investments				Equity	Alternative Investments							Alternative Investments
	Corporate Debt	Private Equity	Hybrids	Hedge Funds	Total	Non U.S. Equities	Private Equity	Hybrids	Hedge Funds	Real Estate	Insurance Group Annuities	Other	Total	Private Equity	Hybrids	Total
								In millions
Beginning balance at October 31, 2013	$—	$1,250	$2	$113	$1,365	$77	$30	$—	$194	$159	$40	$2	$502	$234	$1	$235

Actual return on plan assets:
Relating to assets still held at the reporting date	—	92	1	10	103	3	2	—	14	21	(7)	—	33	51	—	51
Relating to assets sold during the period	—	169	—	—	169	—	2	—	(1)	—	—	—	1	21	—	21
Purchases, sales, and settlements (net)	7	(227)	—	140	(80)	—	(11)	43	72	11	(2)	—	113	(35)	—	(35)
Transfers in and/or out of Level 3	—	—	—	—	—	—	—	—	—	16	8	—	24	—	—	—
Transfer from (to) Hewlett Packard Enterprise	—	—	—	—	—	—	—	—	6	—	35	—	41	—	—	—

Ending balance at October 31, 2014	$7	$1,284	$3	$263	$1,557	$80	$23	$43	$285	$207	$74	$2	$714	$271	$1	$272

Schedule of weighted-average target and actual asset allocations across the benefit plans

	U.S. Defined Benefit Plans			Non-U.S. Defined Benefit Plans			Post-Retirement Benefit Plans
	2015 Target	Plan Assets		2015 Target	Plan Assets		2015 Target	Plan Assets
Asset Category	Allocation	2015	2014	Allocation	2015	2014	Allocation	2015	2014
Public equity securities		34.2%	31.3%		45.0%	47.6%		11.6%	10.2%
Private/other equity securities		16.4%	15.8%		1.3%	10.2%		58.3%	58.6%
Real estate and other		(1.7)%	0.6%		5.6%	6.7%		(1.9)%	—

Equity-related investments	53.5%	48.9%	47.7%	51.4%	51.9%	64.5%	66.1%	68.0%	68.8%
Debt securities	46.1%	47.5%	49.2%	48.0%	44.2%	32.7%	32.0%	27.3%	27.5%
Cash and cash equivalents	0.4%	3.6%	3.1%	0.6%	3.9%	2.8%	1.9%	4.7%	3.7%

Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Schedule of estimated future benefits payable for the retirement and post-retirement plans

Fiscal year	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	Post-Retirement Benefit Plans
	In millions
2016	$879	$22	$82
2017	636	24	71
2018	645	26	58
2019	670	28	54
2020	705	29	51
Next five fiscal years to October 31, 2025	3,785	188	197